INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2013 United States [Member] USD ($)	Dec. 31, 2013 United States [Member] Minimum [Member]	Dec. 31, 2013 United States [Member] Maximum [Member]	Dec. 31, 2013 Preferred Enterprise Income Tax Rate, 2014 and Thereafter [Member]	Dec. 31, 2013 Israeli corporate taxe rate, 2014 and thereafter [Member]
Taxes on Income [Line Items]
"Preferred Enterprise" tax rate	12.50%	12.50%	15.00%	15.00%					16.00%
Dividend distrubutions, withholding tax rate	15.00%	15.00%
Amount of tax exempt "Approved Enterprise" income	$ 18,200	63,200
Income taxes paid on tax exempt "Approved Enterprise" income	1,800	6,300
Liabilty resulting from election of Amendment 69	1,400	4,700
Investment requirement in Israel, term	5 years	5 years
Israeli statutory income tax rate	25.00%	25.00%	25.00%	24.00%						26.50%
Tax years open to examination, beginning year						2010
Net operating loss carry forward						14,800
Expiration of operating loss carry forwards							Dec. 31, 2026	Dec. 31, 2031
Increase in unrecognized tax benefits from interest and exchange rate differences related to prior years' uncertain tax positions	14		161	18
Accrued interest liability related to uncertain tax positions	14		246
Tax settlements	2,966	10,295
Provision for tax settlement			$ 3,844		13,343